Employee Benefits (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Current liabilities for:
Holiday	₪ 115			₪ 104
Sick leave	142			122
Early retirement	16			82
Current maturities of pensioner benefits	7			7
Total current liability for employee benefits	280	[1]	$ 81	315
Non-current liabilities for:
Liability for pensioner benefits	120			118
Severance compensation (net) (see composition below)	57			51
Early notice	23			19
Pension	72		78	70
Total non-current liabilities for employee benefits	272	[1]	$ 78	258
Total liabilities for employee benefits	552			573
Composition of liabilities for severance pay:
Liabilities for severance pay	224			212
Fair value of plan assets	(167)			(161)
Total composition of liabilities	₪ 57			₪ 51

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.